Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 7.9%
Ampol, Ltd.	1,867	$ 42,414
APA Group(1)	9,428	74,932
Aristocrat Leisure, Ltd.	4,357	118,258
ASX, Ltd.(1)	1,431	87,048
Aurizon Holdings, Ltd.	13,234	36,375
Australia & New Zealand Banking Group, Ltd.	21,245	435,331
BHP Group, Ltd.	37,760	1,455,553
BlueScope Steel, Ltd.	3,687	57,333
Brambles, Ltd.	11,380	83,980
Cochlear, Ltd.(1)	497	82,980
Coles Group, Ltd.	10,242	136,889
Commonwealth Bank of Australia	12,767	1,005,431
Computershare, Ltd.	3,777	69,418
Crown Resorts, Ltd.(1)(2)	2,437	23,207
CSL, Ltd.	3,567	712,125
Dexus	7,432	60,665
Domino's Pizza Enterprises, Ltd.(1)	498	32,417
Endeavour Group, Ltd.	9,763	53,109
Evolution Mining, Ltd.	13,620	44,953
Fortescue Metals Group, Ltd.	12,258	188,428
Goodman Group	12,738	216,502
GPT Group (The)	14,328	55,267
IDP Education, Ltd.(1)	1,633	38,219
Insurance Australia Group, Ltd.(1)	18,559	60,740
Lendlease Corp., Ltd.(1)	5,044	42,046
Macquarie Group, Ltd.	2,518	380,807
Medibank Pvt, Ltd.	21,199	48,705
Mineral Resources, Ltd.	1,278	50,379
Mirvac Group	32,152	59,618
National Australia Bank, Ltd.	24,273	584,369
Newcrest Mining, Ltd.	6,802	137,451
Northern Star Resources, Ltd.	7,589	61,226
Orica, Ltd.(1)	3,401	40,465
Origin Energy, Ltd.	11,999	55,852
Qantas Airways, Ltd.(2)	7,283	28,160
QBE Insurance Group, Ltd.	11,557	99,105
Ramsay Health Care, Ltd.	1,442	69,837
REA Group, Ltd.	374	37,493
Reece, Ltd.(1)	2,401	33,805
Rio Tinto, Ltd.	2,709	242,185
Santos, Ltd.	24,651	142,922
Scentre Group	36,327	82,595
SEEK, Ltd.	2,474	54,484
Sonic Healthcare, Ltd.	3,189	84,197
South32, Ltd.	34,581	131,452
Security	Shares	Value
Australia (continued)
Stockland	19,317	$ 61,216
Suncorp Group, Ltd.	10,030	83,146
Tabcorp Holdings, Ltd.(1)	15,814	63,005
Telstra Corp., Ltd.	29,426	86,938
Transurban Group	22,262	224,934
Treasury Wine Estates, Ltd.	5,227	45,151
Vicinity Centres	26,887	37,310
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	39,161
Wesfarmers, Ltd.	8,396	315,056
Westpac Banking Corp.	27,604	498,709
WiseTech Global, Ltd.	995	37,451
Woodside Petroleum, Ltd.	6,977	167,667
Woolworths Group, Ltd.	9,115	253,076
		$9,551,547
Austria — 0.2%
Erste Group Bank AG	2,695	$98,277
OMV AG	1,058	50,554
Raiffeisen Bank International AG	1,194	16,951
Verbund AG	502	53,014
voestalpine AG	996	29,637
		$248,433
Belgium — 0.8%
Ageas S.A./NV	1,339	$67,691
Anheuser-Busch InBev S.A./NV	6,532	390,536
Colruyt S.A.	493	20,407
Elia Group S.A./NV	260	39,668
Groupe Bruxelles Lambert S.A.	804	83,195
KBC Group NV	1,867	133,956
Proximus S.A.	1,301	24,226
Sofina S.A.	101	36,700
Solvay S.A.	606	59,725
UCB S.A.	904	108,116
Umicore S.A.	1,462	63,198
		$1,027,418
Denmark — 2.7%
Ambu A/S, Class B	1,373	$20,212
AP Moller - Maersk A/S, Class A	25	73,810
AP Moller - Maersk A/S, Class B	44	132,218
Carlsberg A/S, Class B	708	86,915
Chr. Hansen Holding A/S	842	61,826
Coloplast A/S, Class B	881	133,417
Danske Bank A/S	5,328	88,632
Demant A/S(2)	798	36,113
DSV A/S	1,519	291,125

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Genmab A/S(2)	504	$ 182,021
GN Store Nord A/S	974	47,742
Novo Nordisk A/S, Class B	12,524	1,389,113
Novozymes A/S, Class B	1,592	109,154
Orsted A/S(3)	1,383	173,112
Pandora A/S	798	76,021
ROCKWOOL International A/S, Class B	61	20,137
Tryg A/S	2,723	66,209
Vestas Wind Systems A/S	7,462	218,896
		$3,206,673
Finland — 1.1%
Elisa Oyj	1,026	$61,875
Fortum Oyj	3,297	60,260
Kesko Oyj, Class B	2,174	60,024
Kone Oyj, Class B	2,436	127,476
Neste Oyj	3,018	137,600
Nokia Oyj(2)	39,116	215,413
Nordea Bank Abp	23,755	244,486
Orion Oyj, Class B	819	37,196
Sampo Oyj, Class A	3,624	177,084
Stora Enso Oyj, Class R	4,366	85,650
UPM-Kymmene Oyj	4,106	134,081
Wartsila Oyj Abp	3,830	34,971
		$1,376,116
France — 10.6%
Accor S.A.(2)	1,179	$37,987
Aeroports de Paris(2)	234	34,992
Air Liquide S.A.	3,562	623,150
Alstom S.A.	2,516	58,872
Amundi S.A.(3)	448	30,635
ArcelorMittal S.A.	4,640	148,638
Arkema S.A.	475	56,782
AXA S.A.	14,517	424,975
BioMerieux	321	34,261
BNP Paribas S.A.	8,426	481,501
Bollore SE	6,375	33,382
Bouygues S.A.	1,786	62,339
Bureau Veritas S.A.	2,318	66,088
Capgemini SE	1,181	262,067
Carrefour S.A.	4,895	106,525
Cie de Saint-Gobain	3,830	227,886
Cie Generale des Etablissements Michelin SCA	1,289	174,680
CNP Assurances	1,220	29,371
Covivio	345	27,457
Credit Agricole S.A.	9,189	109,795
Security	Shares	Value
France (continued)
Danone S.A.	4,840	$ 267,376
Dassault Aviation S.A.	170	26,846
Dassault Systemes SE	5,026	246,920
Edenred	1,978	97,802
Eiffage S.A.	616	63,221
Electricite de France S.A.	3,598	33,772
Engie S.A.	13,178	173,251
EssilorLuxottica S.A.	2,124	388,460
Eurazeo SE	286	24,045
Eurofins Scientific SE	955	94,471
Faurecia SE(1)	1,001	26,035
Gecina S.A.	366	46,126
Getlink SE	3,525	63,484
Hermes International	235	332,606
Ipsen S.A.	305	38,178
Kering S.A.	557	351,649
Klepierre S.A.	1,482	39,457
La Francaise des Jeux SAEM(3)	723	28,683
Legrand S.A.	1,955	185,875
L'Oreal S.A.	1,885	752,954
LVMH Moet Hennessy Louis Vuitton SE	2,071	1,478,277
Orange S.A.	14,490	171,557
Orpea S.A.	435	18,876
Pernod Ricard S.A.	1,578	346,704
Publicis Groupe S.A.	1,677	101,783
Remy Cointreau S.A.	149	30,728
Renault S.A.(2)	1,531	40,020
Safran S.A.	2,520	296,693
Sanofi	8,502	869,241
Sartorius Stedim Biotech	208	85,158
Schneider Electric SE	4,062	681,971
SEB S.A.	192	26,777
Societe Generale S.A.	6,106	163,686
Sodexo S.A.	722	58,753
Teleperformance	446	169,881
Thales S.A.	753	94,302
TotalEnergies SE	18,688	945,604
Ubisoft Entertainment S.A.(2)	727	31,946
Unibail-Rodamco-Westfield(2)	860	64,420
Valeo	1,737	32,084
Veolia Environnement S.A.	4,827	154,770
Vinci S.A.	4,023	411,040
Vivendi SE	5,507	71,946
Wendel SE	198	20,163
Worldline S.A.(2)(3)	1,885	81,809
		$12,760,783

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany — 8.1%
adidas AG	1,415	$ 329,732
Allianz SE	3,044	726,932
Aroundtown S.A.	8,106	46,321
BASF SE	6,910	394,288
Bayer AG	7,330	501,365
Bayerische Motoren Werke AG	2,554	220,710
Bayerische Motoren Werke AG, PFC Shares	387	29,976
Bechtle AG	660	37,158
Beiersdorf AG	754	79,211
Brenntag SE	1,104	89,017
Carl Zeiss Meditec AG	333	53,639
Commerzbank AG(2)	6,899	52,425
Continental AG(2)	783	56,130
Covestro AG(3)	1,407	70,850
Daimler Truck Holding AG(2)	3,001	83,233
Delivery Hero SE(2)(3)	1,234	53,782
Deutsche Bank AG(2)	15,230	191,809
Deutsche Boerse AG	1,400	252,015
Deutsche Lufthansa AG(2)	4,675	37,701
Deutsche Post AG	7,376	352,218
Deutsche Telekom AG	24,154	449,847
E.ON SE	16,455	191,177
Evonik Industries AG	1,690	46,885
Fresenius Medical Care AG & Co. KGaA	1,614	108,155
Fresenius SE & Co. KGaA	3,202	117,566
Fuchs Petrolub SE, PFC Shares	612	22,204
GEA Group AG	1,175	48,160
Hannover Rueck SE	426	72,368
HeidelbergCement AG	1,195	67,726
HelloFresh SE(2)	1,318	59,157
Henkel AG & Co. KGaA	829	54,718
Henkel AG & Co. KGaA, PFC Shares	1,446	96,783
Infineon Technologies AG	9,781	330,891
KION Group AG	600	39,544
Knorr-Bremse AG	597	45,764
Lanxess AG	652	28,622
LEG Immobilien SE	523	59,558
Mercedes-Benz Group AG	6,376	447,528
Merck KGaA	936	195,469
MTU Aero Engines AG	398	92,049
Muenchener Rueckversicherungs-Gesellschaft AG	1,039	277,766
Nemetschek SE	486	46,672
Porsche Automobil Holding SE, PFC Shares	1,133	108,988
Puma SE	797	67,778
Rational AG	41	28,238
RWE AG	4,657	202,777
SAP SE	7,816	866,233
Security	Shares	Value
Germany (continued)
Sartorius AG, PFC Shares	203	$ 89,593
Scout24 SE(3)	615	35,062
Siemens AG	5,727	793,002
Siemens Energy AG	3,088	70,254
Siemens Healthineers AG(3)	2,041	126,482
Symrise AG	968	116,056
Telefonica Deutschland Holding AG	7,582	20,622
Uniper SE	708	18,291
United Internet AG	763	26,185
Volkswagen AG	252	62,249
Volkswagen AG, PFC Shares	1,425	244,888
Vonovia SE	5,511	256,870
Zalando SE(2)(3)	1,718	86,990
		$9,777,679
Hong Kong — 2.9%
AIA Group, Ltd.	90,766	$947,767
BOC Hong Kong Holdings, Ltd.	26,456	99,548
Budweiser Brewing Co. APAC, Ltd.(1)(3)	12,300	32,480
Chow Tai Fook Jewellery Group, Ltd.	16,800	30,343
CK Asset Holdings, Ltd.	14,709	100,542
CK Hutchison Holdings, Ltd.	19,347	141,473
CK Infrastructure Holdings, Ltd.	4,104	27,435
CLP Holdings, Ltd.	11,622	113,081
ESR Cayman, Ltd.(2)(3)	13,600	42,145
Futu Holdings, Ltd. ADR(1)(2)	406	13,219
Galaxy Entertainment Group, Ltd.	16,913	100,081
Hang Lung Properties, Ltd.	14,000	28,218
Hang Seng Bank, Ltd.	5,440	104,626
Henderson Land Development Co., Ltd.	11,806	49,007
HK Electric Investments & HK Electric Investments, Ltd.	20,027	19,554
HKT Trust & HKT, Ltd.	25,020	34,306
Hong Kong & China Gas Co., Ltd.	83,675	101,073
Hong Kong Exchanges & Clearing, Ltd.	9,006	422,141
Hongkong Land Holdings, Ltd.	9,294	45,410
Jardine Matheson Holdings, Ltd.	1,619	88,816
Link REIT	15,789	134,463
Melco Resorts & Entertainment Ltd. ADR(2)	1,471	11,238
MTR Corp., Ltd.	12,481	67,213
New World Development Co., Ltd.	12,107	49,120
Power Assets Holdings, Ltd.	11,042	71,912
Sands China, Ltd.(2)	19,483	46,350
Sino Land Co., Ltd.	23,433	30,215
SITC International Holdings Co., Ltd.	10,000	34,967
Sun Hung Kai Properties, Ltd.	10,152	120,783
Swire Pacific, Ltd., Class A	4,537	27,590
Swire Properties, Ltd.	8,529	21,077

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co., Ltd.	10,525	$ 168,626
WH Group, Ltd.(3)	64,733	40,649
Wharf Real Estate Investment Co., Ltd.(1)	13,118	64,833
Xinyi Glass Holdings, Ltd.	14,000	33,567
		$ 3,463,868
Ireland — 0.9%
CRH PLC	5,756	$ 229,579
DCC PLC	788	61,018
Experian PLC	6,803	262,090
Flutter Entertainment PLC(2)	1,249	143,940
James Hardie Industries PLC CDI	3,369	101,064
Kerry Group PLC, Class A	1,223	136,643
Kingspan Group PLC	1,176	114,950
Smurfit Kappa Group PLC	1,810	80,395
		$1,129,679
Israel — 0.7%
Azrieli Group, Ltd.	315	$27,674
Bank Hapoalim B.M.	7,878	77,997
Bank Leumi Le-Israel B.M.	11,193	120,579
Check Point Software Technologies, Ltd.(2)	764	105,631
CyberArk Software, Ltd.(2)	327	55,181
Elbit Systems, Ltd.	215	47,021
Fiverr International, Ltd.(1)(2)	229	17,420
ICL Group, Ltd.	4,769	56,692
Inmode, Ltd.(2)	388	14,321
Israel Discount Bank, Ltd., Class A	8,164	50,773
Kornit Digital, Ltd.(2)	362	29,934
Mizrahi Tefahot Bank, Ltd.	995	38,857
Nice, Ltd.(2)	486	106,301
Teva Pharmaceutical Industries, Ltd. ADR(2)	8,820	82,820
Wix.com, Ltd.(2)	433	45,231
		$876,432
Italy — 2.0%
Amplifon SpA	989	$44,015
Assicurazioni Generali SpA	8,378	191,623
Atlantia SpA(1)(2)	3,751	77,993
Davide Campari-Milano NV	3,681	42,696
DiaSorin SpA	212	33,113
Enel SpA	60,466	403,716
Eni SpA	18,696	272,648
Ferrari NV	913	198,906
FinecoBank Banca Fineco SpA	4,632	70,268
Infrastrutture Wireless Italiane SpA(3)	2,913	32,609
Intesa Sanpaolo SpA	124,945	285,970
Security	Shares	Value
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	4,446	$ 44,929
Moncler SpA	1,629	90,380
Nexi SpA(1)(2)(3)	4,183	48,270
Poste Italiane SpA(3)	4,086	46,338
Prysmian SpA	1,988	67,465
Recordati Industria Chimica e Farmaceutica SpA	757	37,955
Snam SpA	14,128	81,470
Telecom Italia SpA	66,564	24,437
Tenaris S.A.	3,576	53,715
Terna - Rete Elettrica Nazionale(1)	9,879	84,834
UniCredit SpA	15,787	170,306
		$2,403,656
Japan — 22.0%
Advantest Corp.(1)	1,500	$117,111
Aeon Co., Ltd.	4,648	99,107
AGC, Inc.	1,556	62,171
Aisin Corp.	1,252	42,790
Ajinomoto Co., Inc.	3,299	93,635
ANA Holdings, Inc.(2)	1,383	28,909
Asahi Group Holdings, Ltd.	3,515	128,018
Asahi Intecc Co., Ltd.(1)	1,600	31,214
Asahi Kasei Corp.	8,970	77,586
Astellas Pharma, Inc.	13,501	210,952
Azbil Corp.	1,000	33,190
Bandai Namco Holdings, Inc.	1,537	116,550
Benefit One, Inc.	600	12,592
Bridgestone Corp.	4,184	162,405
Brother Industries, Ltd.	1,905	34,643
Canon, Inc.	7,600	185,242
Capcom Co., Ltd.	1,400	33,942
Central Japan Railway Co.	1,059	138,086
Chiba Bank, Ltd. (The)	4,141	24,348
Chubu Electric Power Co., Inc.	4,369	45,218
Chugai Pharmaceutical Co., Ltd.	4,846	161,703
Concordia Financial Group, Ltd.	8,031	29,889
Cosmos Pharmaceutical Corp.	100	12,120
CyberAgent, Inc.	3,200	39,599
Dai Nippon Printing Co., Ltd.	1,505	35,285
Daifuku Co., Ltd.	800	57,081
Dai-ichi Life Holdings, Inc.	7,213	146,574
Daiichi Sankyo Co., Ltd.	12,800	279,513
Daikin Industries, Ltd.	1,858	337,420
Daito Trust Construction Co., Ltd.	516	54,771
Daiwa House Industry Co., Ltd.	4,332	112,929
Daiwa House REIT Investment Corp.	16	43,136
Daiwa Securities Group, Inc.	10,025	56,708

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Denso Corp.	3,134	$ 199,949
Dentsu Group, Inc.	1,505	61,504
Disco Corp.	200	55,927
East Japan Railway Co.	2,150	124,437
Eisai Co., Ltd.(1)	1,751	81,121
ENEOS Holdings, Inc.	21,638	80,898
FANUC Corp.	1,462	256,595
Fast Retailing Co., Ltd.	400	205,063
Fuji Electric Co., Ltd.	1,041	51,884
FUJIFILM Holdings Corp.	2,727	166,456
Fujitsu, Ltd.	1,452	217,547
GLP J-REIT	31	47,105
GMO Payment Gateway, Inc.	300	30,563
Hakuhodo DY Holdings, Inc.	1,578	19,809
Hamamatsu Photonics K.K.	1,151	61,133
Hankyu Hanshin Holdings, Inc.	1,862	53,815
Hikari Tsushin, Inc.	119	13,529
Hino Motors, Ltd.	2,636	15,410
Hirose Electric Co., Ltd.	242	35,079
Hitachi Construction Machinery Co., Ltd.	796	20,625
Hitachi Metals, Ltd.(2)	1,286	21,515
Hitachi, Ltd.	7,184	359,517
Honda Motor Co., Ltd.	12,101	343,013
Hoshizaki Corp.	416	28,538
HOYA Corp.	2,723	310,307
Hulic Co., Ltd.	2,340	20,993
Ibiden Co., Ltd.	700	34,126
Idemitsu Kosan Co., Ltd.	1,684	46,420
Iida Group Holdings Co., Ltd.	1,100	18,965
INPEX Corp.	7,191	84,547
Isuzu Motors, Ltd.	4,355	56,258
Ito En, Ltd.	400	19,634
ITOCHU Corp.	8,748	295,909
Itochu Techno-Solutions Corp.	700	17,881
Japan Airlines Co., Ltd.(2)	1,320	24,609
Japan Exchange Group, Inc.	3,518	65,322
Japan Metropolitan Fund Investment Corp.	46	38,815
Japan Post Bank Co., Ltd.	3,400	27,305
Japan Post Holdings Co., Ltd.	17,500	128,524
Japan Post Insurance Co., Ltd.	1,200	20,898
Japan Real Estate Investment Corp.	10	52,376
Japan Tobacco, Inc.	9,134	155,987
JFE Holdings, Inc.	3,325	46,531
JSR Corp.	1,459	42,964
Kajima Corp.	3,581	43,569
Kakaku.com, Inc.	955	21,328
Kansai Electric Power Co., Inc. (The)	5,178	48,772
Security	Shares	Value
Japan (continued)
Kansai Paint Co., Ltd.	1,523	$ 24,450
Kao Corp.	3,601	147,031
KDDI Corp.	11,967	392,357
Keio Corp.	779	30,366
Keisei Electric Railway Co., Ltd.	1,005	27,918
Keyence Corp.	1,460	677,006
Kikkoman Corp.	1,001	66,303
Kintetsu Group Holdings Co., Ltd.	1,346	38,529
Kirin Holdings Co., Ltd.	6,326	94,489
Kobayashi Pharmaceutical Co., Ltd.	400	32,049
Kobe Bussan Co., Ltd.(1)	1,000	30,775
Koei Tecmo Holdings Co., Ltd.	520	17,052
Koito Manufacturing Co., Ltd.	747	30,231
Komatsu, Ltd.	6,346	152,466
Konami Holdings Corp.	751	47,369
Kose Corp.	208	21,762
Kubota Corp.	7,411	138,914
Kurita Water Industries, Ltd.	732	27,019
Kyocera Corp.	2,348	131,393
Kyowa Kirin Co., Ltd.	1,944	45,225
Lasertec Corp.(1)	600	99,818
Lawson, Inc.	500	19,140
Lion Corp.(1)	1,722	19,192
Lixil Corp.	2,113	39,335
M3, Inc.	3,158	114,054
Makita Corp.	1,748	55,930
Marubeni Corp.	11,333	131,601
Mazda Motor Corp.	4,510	33,151
McDonald's Holdings Co. (Japan), Ltd.	577	23,995
Medipal Holdings Corp.	1,645	27,067
MEIJI Holdings Co., Ltd.	867	47,019
Mercari, Inc.(1)(2)	700	18,070
MINEBEA MITSUMI, Inc.	2,859	62,269
MISUMI Group, Inc.	2,280	67,877
Mitsubishi Chemical Holdings Corp.	8,922	59,338
Mitsubishi Corp.	9,390	352,376
Mitsubishi Electric Corp.	13,160	150,930
Mitsubishi Estate Co., Ltd.	8,468	126,092
Mitsubishi Gas Chemical Co., Inc.	1,148	19,433
Mitsubishi HC Capital, Inc.	5,566	25,862
Mitsubishi Heavy Industries, Ltd.	2,544	83,510
Mitsubishi UFJ Financial Group, Inc.(4)	89,876	555,536
Mitsui & Co., Ltd.	11,775	319,635
Mitsui Chemicals, Inc.	1,475	37,081
Mitsui Fudosan Co., Ltd.	7,031	150,480
Mitsui OSK Lines, Ltd.	2,700	75,003
Miura Co., Ltd.	700	17,248

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mizuho Financial Group, Inc.	17,700	$ 225,770
MonotaRO Co., Ltd.	1,800	38,632
MS&AD Insurance Group Holdings, Inc.	3,328	108,053
Murata Manufacturing Co., Ltd.	4,314	284,175
NEC Corp.	1,855	77,930
Nexon Co., Ltd.	3,850	92,106
NGK Insulators, Ltd.	1,971	28,116
Nidec Corp.	3,328	262,856
Nihon M&A Center Holdings, Inc.	2,400	33,571
Nintendo Co., Ltd.	821	414,410
Nippon Building Fund, Inc.	12	68,074
NIPPON EXPRESS HOLDINGS, Inc.	576	39,572
Nippon Paint Holdings Co., Ltd.	5,790	50,728
Nippon Prologis REIT, Inc.	16	46,718
Nippon Sanso Holdings Corp.	1,324	25,174
Nippon Shinyaku Co., Ltd.	400	27,196
Nippon Steel Corp.	6,475	114,249
Nippon Telegraph & Telephone Corp.	9,004	261,601
Nippon Yusen KK	1,200	104,969
Nissan Chemical Corp.	847	49,683
Nissan Motor Co., Ltd.(2)	17,743	78,838
Nisshin Seifun Group, Inc.	1,417	19,769
Nissin Foods Holdings Co., Ltd.	498	34,917
Nitori Holdings Co., Ltd.	616	77,501
Nitto Denko Corp.	1,070	76,706
Nomura Holdings, Inc.	21,957	92,346
Nomura Real Estate Holdings, Inc.	870	20,836
Nomura Real Estate Master Fund, Inc.	30	39,657
Nomura Research Institute, Ltd.	2,400	78,305
NTT Data Corp.	4,430	87,059
Obayashi Corp.	5,320	39,047
Obic Co., Ltd.	560	83,875
Odakyu Electric Railway Co., Ltd.	2,305	38,205
Oji Holdings Corp.	6,573	32,610
Olympus Corp.	8,476	160,642
Omron Corp.	1,463	97,360
Ono Pharmaceutical Co., Ltd.	2,505	62,789
Open House Group Co., Ltd.	600	26,552
Oracle Corp. Japan	289	20,027
Oriental Land Co., Ltd.	1,524	291,702
ORIX Corp.	8,902	177,440
Orix JREIT, Inc.	18	24,410
Osaka Gas Co., Ltd.	2,523	43,235
Otsuka Corp.	864	30,634
Otsuka Holdings Co., Ltd.	2,852	98,530
Pan Pacific International Holdings Corp.	3,336	53,378
Panasonic Corp.	16,847	163,619
Security	Shares	Value
Japan (continued)
Persol Holdings Co., Ltd.	1,200	$ 26,888
Pola Orbis Holdings, Inc.	932	12,136
Rakuten Group, Inc.(1)	6,900	54,253
Recruit Holdings Co., Ltd.	10,257	445,636
Renesas Electronics Corp.(2)	9,000	104,283
Resona Holdings, Inc.	16,411	69,900
Ricoh Co., Ltd.	4,735	41,004
Rinnai Corp.	246	18,402
Rohm Co., Ltd.	707	54,891
Ryohin Keikaku Co., Ltd.	1,730	20,067
Santen Pharmaceutical Co., Ltd.	2,900	28,995
SBI Holdings, Inc.	1,875	47,308
SCSK Corp.	1,200	20,521
Secom Co., Ltd.	1,648	119,219
Seiko Epson Corp.	2,252	33,832
Sekisui Chemical Co., Ltd.	2,964	42,471
Sekisui House, Ltd.	4,350	84,143
Seven & i Holdings Co., Ltd.	5,526	263,464
SG Holdings Co., Ltd.	2,600	48,960
Sharp Corp.	1,524	14,226
Shimadzu Corp.	1,814	62,392
Shimano, Inc.	550	125,955
Shimizu Corp.	4,127	24,767
Shin-Etsu Chemical Co., Ltd.	2,685	407,941
Shionogi & Co., Ltd.	2,021	124,177
Shiseido Co., Ltd.	2,874	145,161
Shizuoka Bank, Ltd. (The)	3,925	27,548
SMC Corp.	479	267,758
SoftBank Corp.	21,200	247,258
SoftBank Group Corp.	9,084	406,142
Sohgo Security Services Co., Ltd.	528	17,219
Sompo Holdings, Inc.	2,299	101,019
Sony Group Corp.	9,380	964,973
Square Enix Holdings Co., Ltd.	700	31,009
Stanley Electric Co., Ltd.	1,134	21,441
Subaru Corp.	4,728	75,095
SUMCO Corp.	2,700	44,185
Sumitomo Chemical Co., Ltd.	10,634	48,691
Sumitomo Corp.	8,225	142,446
Sumitomo Dainippon Pharma Co., Ltd.	1,622	16,002
Sumitomo Electric Industries, Ltd.	5,990	71,205
Sumitomo Metal Mining Co., Ltd.	1,720	87,141
Sumitomo Mitsui Financial Group, Inc.	9,697	306,312
Sumitomo Mitsui Trust Holdings, Inc.	2,482	80,776
Sumitomo Realty & Development Co., Ltd.	2,268	62,768
Suntory Beverage & Food, Ltd.	1,117	42,575
Suzuki Motor Corp.	2,778	95,203

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sysmex Corp.	1,293	$ 93,649
T&D Holdings, Inc.	4,306	58,467
Taisei Corp.	1,549	44,718
Taisho Pharmaceutical Holdings Co., Ltd.	267	12,395
Takeda Pharmaceutical Co., Ltd.	11,824	336,892
TDK Corp.	2,865	103,361
Terumo Corp.	4,718	142,760
TIS, Inc.	1,400	32,764
Tobu Railway Co., Ltd.	1,573	38,247
Toho Co., Ltd.	856	32,348
Tokio Marine Holdings, Inc.	4,700	273,508
Tokyo Century Corp.	300	10,998
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	38,291
Tokyo Electron, Ltd.	1,079	554,132
Tokyo Gas Co., Ltd.	2,962	54,226
Tokyu Corp.	3,584	46,499
TOPPAN, Inc.	2,074	36,585
Toray Industries, Inc.	10,262	53,358
Toshiba Corp.	2,974	112,992
Tosoh Corp.	1,600	23,647
TOTO, Ltd.	1,143	45,904
Toyo Suisan Kaisha, Ltd.	704	25,191
Toyota Industries Corp.	1,161	80,078
Toyota Motor Corp.	79,150	1,427,707
Toyota Tsusho Corp.	1,465	60,126
Trend Micro, Inc.	944	55,128
Tsuruha Holdings, Inc.	272	17,271
Unicharm Corp.	2,914	104,688
USS Co., Ltd.	1,635	27,474
Welcia Holdings Co., Ltd.	800	19,684
West Japan Railway Co.	1,778	73,673
Yakult Honsha Co., Ltd.	996	53,130
Yamaha Corp.	1,109	48,193
Yamaha Motor Co., Ltd.	2,354	52,762
Yamato Holdings Co., Ltd.	1,864	34,820
Yaskawa Electric Corp.	1,883	73,390
Yokogawa Electric Corp.	1,628	27,739
Z Holdings Corp.	20,817	89,994
ZOZO, Inc.	1,007	26,892
		$26,566,266
Netherlands — 5.4%
ABN AMRO Bank NV(3)	3,112	$39,740
Adyen NV(1)(2)(3)	148	293,143
Aegon NV(1)	12,975	68,782
AerCap Holdings NV(2)	1,013	50,934
Airbus SE	4,411	532,268
Security	Shares	Value
Netherlands (continued)
Akzo Nobel NV	1,395	$ 119,862
Argenx SE(2)	323	101,057
ASM International NV	332	120,892
ASML Holding NV	3,088	2,063,468
CNH Industrial NV	7,537	118,714
Euronext NV(3)	670	60,868
EXOR NV	755	57,395
Heineken Holding NV	927	72,587
Heineken NV	1,986	189,921
IMCD NV(1)	446	76,084
ING Groep NV	29,008	302,870
JDE Peet's NV	587	16,808
Just Eat Takeaway.com NV(2)(3)	1,437	48,194
Koninklijke Ahold Delhaize NV	7,912	254,493
Koninklijke DSM NV	1,322	236,497
Koninklijke KPN NV	24,529	85,115
Koninklijke Philips NV	6,666	203,271
NN Group NV	2,075	105,158
Prosus NV(1)	6,950	374,798
QIAGEN NV(2)	1,612	79,101
Randstad NV	975	58,651
Stellantis NV	15,044	243,554
STMicroelectronics NV	5,105	221,884
Universal Music Group NV	5,507	147,004
Wolters Kluwer NV	1,980	211,081
		$6,554,194
New Zealand — 0.3%
Auckland International Airport, Ltd.(2)	8,343	$45,141
Fisher & Paykel Healthcare Corp., Ltd.	4,305	72,239
Mercury NZ, Ltd.	4,384	17,997
Meridian Energy, Ltd.	9,757	33,994
Ryman Healthcare, Ltd.	2,935	18,997
Spark New Zealand, Ltd.	13,480	42,659
Xero, Ltd.(2)	981	74,347
		$305,374
Norway — 0.8%
Adevinta ASA(2)	1,949	$17,793
Aker BP ASA	986	36,777
DNB Bank ASA	6,938	156,861
Equinor ASA	7,126	266,061
Gjensidige Forsikring ASA	1,602	39,725
Mowi ASA	3,437	92,579
Norsk Hydro ASA	9,871	95,905
Orkla ASA	6,067	53,902
Schibsted ASA, Class A	610	15,035

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	957	$ 20,416
Telenor ASA	5,236	75,134
Yara International ASA	1,165	58,260
		$ 928,448
Poland — 0.0%(5)
InPost S.A.(1)(2)	1,684	$ 10,685
		$ 10,685
Portugal — 0.2%
EDP - Energias de Portugal S.A.	21,198	$104,334
Galp Energia SGPS S.A.	3,597	45,476
Jeronimo Martins SGPS S.A.	1,901	45,605
		$195,415
Russia — 0.0%
Raspadskaya OJSC(6)(7)	1,457	$0
		$0
Singapore — 1.4%
Ascendas Real Estate Investment Trust	23,731	$51,136
CapitaLand Integrated Commercial Trust	38,366	63,470
CapitaLand Investment, Ltd.(2)	18,048	52,882
City Developments, Ltd.	2,171	12,550
DBS Group Holdings, Ltd.	13,448	352,367
Genting Singapore, Ltd.	48,954	29,259
Grab Holdings, Ltd.(2)	8,164	28,574
Keppel Corp., Ltd.	9,728	45,870
Mapletree Commercial Trust	19,300	26,852
Mapletree Logistics Trust	22,400	30,440
Oversea-Chinese Banking Corp., Ltd.	25,536	231,659
Sea, Ltd. ADR(2)	2,407	288,334
Singapore Airlines, Ltd.(1)(2)	9,600	38,690
Singapore Exchange, Ltd.	6,600	48,368
Singapore Technologies Engineering, Ltd.	9,918	30,042
Singapore Telecommunications, Ltd.	61,191	118,818
United Overseas Bank, Ltd.	8,814	206,230
UOL Group, Ltd.	3,470	17,967
Venture Corp., Ltd.	2,000	25,774
Wilmar International, Ltd.	15,000	51,948
		$1,751,230
Spain — 2.3%
ACS Actividades de Construccion y Servicios S.A.(1)	1,745	$47,044
Aena SME S.A.(2)(3)	544	90,685
Amadeus IT Group S.A.(2)	3,365	218,786
Banco Bilbao Vizcaya Argentaria S.A.(1)	49,453	282,373
Banco Santander S.A.	129,986	441,943
Security	Shares	Value
Spain (continued)
CaixaBank S.A.	31,963	$ 108,415
Cellnex Telecom S.A.(3)	3,704	178,253
EDP Renovaveis S.A.	2,336	60,060
Enagas S.A.	1,961	43,547
Endesa S.A.	2,524	55,032
Ferrovial S.A.	3,993	106,193
Grifols S.A.(1)	2,499	45,358
Iberdrola S.A.	45,560	497,969
Industria de Diseno Textil S.A.	8,074	176,053
Naturgy Energy Group S.A.(1)	1,500	44,939
Red Electrica Corp. S.A.	3,451	70,853
Repsol S.A.	10,397	136,192
Siemens Gamesa Renewable Energy S.A.(1)(2)	1,846	32,377
Telefonica S.A.	40,050	194,093
		$2,830,165
Sweden — 3.3%
Alfa Laval AB	2,193	$75,434
Assa Abloy AB, Class B	7,260	195,146
Atlas Copco AB, Class A	5,087	264,045
Atlas Copco AB, Class B	3,156	143,123
Boliden AB	1,939	97,813
Electrolux AB, Class B	1,958	29,629
Embracer Group AB(1)(2)	4,144	34,591
Epiroc AB, Class A	5,226	111,778
Epiroc AB, Class B	2,821	50,931
EQT AB(1)	2,347	91,529
Essity AB, Class B	4,621	109,051
Evolution AB(3)	1,322	134,493
Fastighets AB Balder, Class B(2)	794	52,277
Getinge AB, Class B	1,789	71,272
H & M Hennes & Mauritz AB, Class B	5,338	71,677
Hexagon AB, Class B	14,433	202,218
Husqvarna AB, Class B	3,160	32,964
Industrivarden AB, Class A	635	18,009
Industrivarden AB, Class C	1,413	39,386
Investment AB Latour, Class B(1)	1,245	39,525
Investor AB, Class A	3,941	91,702
Investor AB, Class B	14,006	304,326
Kinnevik AB, Class B(2)	1,801	46,963
L E Lundbergforetagen AB, Class B	593	30,096
Lifco AB, Class B	1,823	46,278
Lundin Energy AB	1,471	61,744
Nibe Industrier AB, Class B	10,160	112,619
Sagax AB, Class B	1,260	38,235
Sandvik AB(1)	8,294	176,188
Securitas AB, Class B	2,477	27,944

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Sinch AB(1)(2)(3)	3,670	$ 24,892
Skandinaviska Enskilda Banken AB, Class A	12,154	131,395
Skanska AB, Class B(1)	2,734	61,166
SKF AB, Class B(1)	3,034	49,472
Svenska Cellulosa AB SCA, Class B	4,539	88,137
Svenska Handelsbanken AB, Class A(1)	10,477	96,341
Swedbank AB, Class A(1)	6,505	97,156
Swedish Match AB(1)	12,100	90,992
Tele2 AB, Class B	3,517	53,162
Telefonaktiebolaget LM Ericsson, Class B	21,444	195,474
Telia Co. AB	21,130	84,725
Volvo AB, Class A	1,603	30,704
Volvo AB, Class B	10,796	201,403
		$4,006,005
Switzerland — 10.8%
ABB, Ltd.	12,383	$401,713
Adecco Group AG	1,241	56,294
Alcon, Inc.	3,694	292,661
Bachem Holding AG, Class B	48	26,416
Baloise Holding AG	374	66,795
Barry Callebaut AG	24	56,267
Chocoladefabriken Lindt & Spruengli AG	1	120,958
Chocoladefabriken Lindt & Spruengli AG PC	7	83,313
Cie Financiere Richemont S.A.	3,925	497,512
Clariant AG	1,727	29,969
Coca-Cola HBC AG	1,588	33,119
Credit Suisse Group AG	19,895	156,616
EMS-Chemie Holding AG	50	48,590
Geberit AG	259	159,662
Givaudan S.A.	69	285,173
Glencore PLC	74,201	482,804
Holcim Ltd.	4,011	195,082
Julius Baer Group, Ltd.	1,603	92,805
Kuehne + Nagel International AG	390	110,732
Logitech International S.A.	1,318	97,970
Lonza Group AG	560	405,778
Nestle S.A.	21,020	2,732,992
Novartis AG	16,347	1,435,128
Partners Group Holding AG	166	205,541
Roche Holding AG	240	104,964
Roche Holding AG PC	5,250	2,077,224
Schindler Holding AG	160	34,094
Schindler Holding AG PC	337	72,209
SGS S.A.	46	127,887
Sika AG	1,040	344,088
Sonova Holding AG	406	169,602
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	76	$ 121,348
Swatch Group AG (The)	219	62,092
Swatch Group AG (The), Bearer Shares	515	28,024
Swiss Life Holding AG	238	152,512
Swiss Prime Site AG	549	54,145
Swiss Re AG	2,248	213,996
Swisscom AG	199	119,560
Temenos AG	527	50,692
UBS Group AG	26,198	511,943
VAT Group AG(3)	211	80,336
Vifor Pharma AG(2)	343	61,154
Zurich Insurance Group AG	1,132	559,094
		$13,018,854
United Kingdom — 14.5%
3i Group PLC	7,126	$128,855
abrdn PLC	16,252	45,507
Admiral Group PLC	1,328	44,534
Anglo American PLC	9,541	495,772
Antofagasta PLC	3,041	66,078
Ashtead Group PLC	3,288	207,027
Associated British Foods PLC	2,439	52,983
AstraZeneca PLC	11,558	1,532,740
Auto Trader Group PLC(3)	7,242	59,785
AVEVA Group PLC	905	28,906
Aviva PLC	29,226	172,928
BAE Systems PLC	23,398	219,741
Barclays PLC	125,069	242,443
Barratt Developments PLC	8,311	56,580
Berkeley Group Holdings PLC	842	41,070
BP PLC	148,254	726,797
British American Tobacco PLC	16,374	687,662
British Land Co. PLC (The)	7,010	48,536
BT Group PLC	67,314	160,497
Bunzl PLC	2,545	98,698
Burberry Group PLC	3,124	68,196
Coca-Cola Europacific Partners PLC	1,423	69,172
Compass Group PLC	13,203	284,130
Croda International PLC	1,029	105,855
Diageo PLC	17,398	882,505
Entain PLC(2)	4,182	89,583
Ferguson PLC	1,650	223,542
GlaxoSmithKline PLC	37,770	817,227
Halma PLC	2,721	89,023
Hargreaves Lansdown PLC	2,659	35,048
Hikma Pharmaceuticals PLC	1,223	32,994
HSBC Holdings PLC	152,242	1,039,898

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	6,981	$ 147,053
Informa PLC(2)	10,694	83,788
InterContinental Hotels Group PLC	1,394	94,282
Intertek Group PLC	1,145	78,109
J Sainsbury PLC	11,679	38,655
JD Sports Fashion PLC	18,070	34,819
Johnson Matthey PLC	1,407	34,411
Kingfisher PLC	15,641	52,204
Land Securities Group PLC	5,555	56,993
Legal & General Group PLC	45,856	162,577
Lloyds Banking Group PLC	528,210	321,662
London Stock Exchange Group PLC	2,424	252,776
M&G PLC	18,709	53,907
Melrose Industries PLC	33,152	53,777
Mondi PLC	3,457	67,197
National Grid PLC	26,828	412,298
Natwest Group PLC	41,246	116,493
Next PLC	946	74,403
Ocado Group PLC(2)	3,893	59,445
Pearson PLC	6,159	60,389
Persimmon PLC	2,245	62,953
Phoenix Group Holdings PLC	5,688	45,572
Prudential PLC	20,656	304,950
Reckitt Benckiser Group PLC	5,306	404,773
RELX PLC	14,541	452,483
Rentokil Initial PLC	13,829	95,261
Rio Tinto PLC	8,440	674,749
Rolls-Royce Holdings PLC(2)	60,119	79,056
Sage Group PLC (The)	7,606	69,691
Schroders PLC	934	39,330
Segro PLC	8,818	155,012
Severn Trent PLC	1,999	80,568
Shell PLC	57,962	1,588,662
Smith & Nephew PLC	6,612	105,163
Smiths Group PLC	2,736	51,836
Spirax-Sarco Engineering PLC	516	84,356
SSE PLC	7,941	181,444
St. James's Place PLC	3,840	72,397
Standard Chartered PLC	18,970	125,923
Taylor Wimpey PLC	27,593	46,988
Tesco PLC	56,458	204,395
Unilever PLC	19,272	875,002
United Utilities Group PLC	5,449	80,239
Vodafone Group PLC	205,718	337,333
Whitbread PLC(2)	1,488	55,404
Security	Shares	Value
United Kingdom (continued)
WPP PLC	8,399	$ 109,927
		$ 17,493,017
Total Common Stocks (identified cost $77,252,503)		$119,481,937

Short-Term Investments — 1.6%

Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(8)	326,497	$ 326,464
Total Affiliated Fund (identified cost $326,457)		$ 326,464

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(9)	1,630,862	$ 1,630,862
Total Securities Lending Collateral (identified cost $1,630,862)		$ 1,630,862
Total Short-Term Investments (identified cost $1,957,319)		$ 1,957,326

Total Investments — 100.5% (identified cost $79,209,822)	$121,439,263
Other Assets, Less Liabilities — (0.5)%	$ (592,385)
Net Assets — 100.0%	$120,846,878

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $3,026,162 and the total market value of the collateral received by the Fund was $3,312,870, comprised of cash of $1,630,862 and U.S. government and/or agencies securities of $1,682,008.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,940,285 or 1.6% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Amount is less than 0.05%.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

(7)	Trading of security has been suspended.
(8)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(9)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.5%
Industrials	15.3
Health Care	12.9
Consumer Discretionary	11.4
Consumer Staples	10.1
Information Technology	8.5
Materials	8.1
Communication Services	4.8
Energy	4.1
Utilities	3.3
Real Estate	2.9
Total	98.9%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $882,000, which represents 0.7% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$517,430	$ 11,604	$ (42,212)	$7,587	$61,127	$555,536	$9,613	89,876
Short-Term Investments
Calvert Cash Reserves Fund, LLC	340,788	2,036,944	(2,051,293)	18	7	326,464	34	326,497
Totals				$7,605	$61,134	$882,000	$9,647
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP EAFE International Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$9,551,547	$ —	$9,551,547
Austria	—	248,433	—	248,433
Belgium	—	1,027,418	—	1,027,418
Denmark	—	3,206,673	—	3,206,673
Finland	—	1,376,116	—	1,376,116
France	—	12,760,783	—	12,760,783
Germany	—	9,777,679	—	9,777,679
Hong Kong	24,457	3,439,411	—	3,463,868
Ireland	—	1,129,679	—	1,129,679
Israel	350,538	525,894	—	876,432
Italy	—	2,403,656	—	2,403,656
Japan	—	26,566,266	—	26,566,266
Netherlands	50,934	6,503,260	—	6,554,194
New Zealand	—	305,374	—	305,374
Norway	—	928,448	—	928,448
Poland	—	10,685	—	10,685
Portugal	—	195,415	—	195,415
Russia	—	—	0	0
Singapore	316,908	1,434,322	—	1,751,230
Spain	—	2,830,165	—	2,830,165
Sweden	—	4,006,005	—	4,006,005
Switzerland	61,154	12,957,700	—	13,018,854
United Kingdom	69,172	17,423,845	—	17,493,017
Total Common Stocks	$873,163	$118,608,774(1)	$0	$119,481,937
Short-Term Investments:
Affiliated Fund	$ —	$326,464	$ —	$326,464
Securities Lending Collateral	1,630,862	—	—	1,630,862
Total Investments	$2,504,025	$118,935,238	$0	$121,439,263

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.